Gain (Loss) from Oil and Natural Gas Hedging Activities in Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) from oil and natural gas hedging activities	$ 11,886	$ (6,806)	$ 24,309	$ (13,561)	$ (27,452)	$ (29,393)		$ 19,403
Crude oil derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for hedge gains (losses) included in net income					(27,452)	(30,243)		13,289
Loss on ineffective portion of derivatives qualifying for hedge accounting						(660)	[1]	(1,524)	[1]
Natural gas
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for hedge gains (losses) included in net income						$ 1,510		$ 7,638

[1]	Included in "Gain (loss) from oil and natural gas hedging activities" in our consolidated statements of operations.